UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to:

John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2015

Item #1. Reports to Stockholders.

INDEX	Union Street Partners Value Fund

Annual Report to Shareholders

UNION STREET PARTNERS VALUE FUND

For the Year Ended
September 30, 2015

November 13, 2015

Dear Shareholders:

As contrarian investment managers, we are naturally drawn to areas of the market that are in the midst of crisis. The oil and gas sector is squarely in our crosshairs as oil prices are down roughly 50% for the trailing one-year period ending 9/30/2015. For certain firms the market price of oil is below the cost of production—a recipe for disaster for businesses with high financial and operating leverage. However, there are companies in the oil and gas space that have a combination of financial strength, low-cost production, and diversified asset bases that should not only enable them to weather the storm in global oil prices, but also thrive as they acquire distressed assets at inexpensive valuations.

ExxonMobil is the world’s largest publicly traded international oil and gas company. Exxon is widely regarded as a best-in-breed integrated oil company because of its enormous scale, strong balance sheet, and consistently high returns on capital. Exxon is the only publicly traded oil and gas company to maintain a triple-A credit rating. As an aside, there are only three companies with triple-A credit ratings – Microsoft, Johnson and Johnson, and Exxon – all three are portfolio positions in the Fund. We expect Exxon to capitalize on the current decline in oil prices by acquiring weaker oil and gas companies at distressed valuations.

Chevron is the second largest integrated energy company headquartered in the United States. Chevron has consistently delivered solid returns on invested capital and currently has a dividend yield of more than 5%. Chevron has been an underperformer in the integrated space over the last year due to cost overruns on several development projects. Wall Street began to doubt its ability to cover the dividend and the market value of the business fell. We have been acquiring shares in Chevron at a steep discount to what we believe is fair market value.

Schlumberger is the world’s largest oil services company with operations in over 85 countries. Shares of Schlumberger fell in 2015. Schlumberger’s share price tends to be highly correlated in the short-term with the price of oil (as is the case with most energy firms). Schlumberger maintains a long investment horizon not dissimilar to ours. Schlumberger’s recent acquisition of Cameron is a testament to management’s opportunistic mindset when it comes to making acquisitions at favorable prices. We would not be surprised to see more merger and acquisition activity in the oil services space if oil prices continue to languish.

Performance

	YTD	1–Year	3–Year

Union Street Partners Load Waived	–6.02%	–6.70%	11.35%
Russell 1000 Value TR	–8.96%	–4.43%	11.59%
Morningstar Large Cap Value Peer Group	–8.36%	–4.97%	10.27%

As of 9/30/2015
Annualized performance for periods longer than 1-year

The Fund’s primary detractors from performance were energy-related positions. Transocean was the Fund’s bottom performing position with a –56.64% return for the period. Transocean’s negative contribution to the Fund’s total return was in excess of 1.25%. BP, Exxon, and Schlumberger all underperformed the S&P 500 Total Return with returns of –26.19%, –18.96%, and –16.94%, respectively. The Fund’s top three contributors to performance were Target, Apple, and Boeing. Returns for Target, Apple, and Boeing for the period were 29%, 11.29%, and 5.39%, respectively.

We are confident that purchasing outstanding businesses at inexpensive valuations remains the best way to grow your wealth.

Thank you for allowing us to manage your hard earned money.

Please do not hesitate to give us a call if you have any questions at 1-800-231-3663.

Sincerely,

Bernie McGinn, CFA and McCoy Penninger, CFA

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800- 673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2015 and are subject to change at any time.

	Class A Shares*

	Total Return One Year Ended 9/30/15	Average Annual Return Since Inception 12/29/10 to 9/30/15

Union Street Partners Value Fund - without load	(6.70%)	8.01%
Union Street Partners Value Fund - with load	(13.83%)	6.22%
Russell 1000® Value Index	(4.43%)	10.59%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.

The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

	Class C Shares*

	Total Return One Year Ended 9/30/15	Average Annual Return Since Inception 12/29/10 to 9/30/15

Union Street Partners Value Fund	(7.39%)	10.02%
Russell 1000® Value Index	(4.43%)	11.20%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.

The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2015

	% of		Fair
Security Description	Net Assets	Shares	Value

COMMON STOCKS	91.20%

AEROSPACE	5.77%
The Boeing Company		8,850	$1,158,908

BANKS	9.59%
Bank of America Corp.		64,200	1,000,236
Citigroup Inc.		18,700	927,707

			1,927,943

BEVERAGES	1.34%
Diageo PLC Spons ADR		2,500	269,475

COMPUTERS	16.20%
Apple Inc.		13,400	1,478,020
Intel Corp.		27,000	813,780
Microsoft Corp.		21,800	964,868

			3,256,668

DIVERSIFIED MANUFACTURING	8.83%
Cummins Inc.		5,200	564,616
General Electric Co.		33,000	832,260
Philip Morris International, Inc.		4,750	376,817

			1,773,693

INSURANCE	1.20%
Markel Corp.*		300	240,558

MEDICAL	6.03%
Johnson & Johnson		6,100	569,435
Merck & Co. Inc.		13,000	642,070

			1,211,505

OIL	16.17%
BP plc Spons ADR		26,797	818,916
Chevron Corp.		4,500	354,960
Exxon Mobil Corp.		8,600	639,410
Schlumberger Ltd.		9,200	634,524
Transocean Ltd.		62,000	801,040

			3,248,850

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2015

	% of		Fair
Security Description	Net Assets	Shares	Value

RETAIL	11.66%
J.C. Penney Co., Inc.*		154,000	$1,430,660
Target Corp.		11,600	912,456

			2,343,116

TELECOMMUNICATIONS	10.57%
AT&T Inc.		27,500	895,950
Nokia Corp. Spons ADR		120,000	813,600
Verizon Communications Inc.		9,550	415,521

			2,125,071

TRANSPORTATION	3.84%
Ford Motor Co.		56,950	772,812

TOTAL COMMON STOCKS	91.20%
(Cost: $14,997,770)			18,328,599

WARRANTS	8.21%

FINANCIAL	8.21%
JP Morgan Chase & Co. Warrant 10/28/18,
strike $42.325*		43,000	856,130
Wells Fargo & Co. Warrant 10/28/18,
strike $33.942*		43,900	794,151

TOTAL WARRANTS
(Cost: $1,056,681)			1,650,281

MONEY MARKET FUND	0.43%
Fidelity Institutional Money
Market Fund 0.13%**
(Cost: $86,331)		86,331	86,331

TOTAL INVESTMENTS
(Cost: $16,140,782)	99.84%		20,065,211
Other assets net of liabilities	0.16%		31,344

NET ASSETS	100.00%		$20,096,555

* Non-Income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related statement of assets and liabilities).
** Effective 7 day yield as of September 30, 2015.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015

ASSETS
Investments at fair value (identified cost of $16,140,782) (Note 1)	$20,065,211
Receivable for capital stock sold	1,553
Dividends and interest receivable	27,371
Receivable for tax reclaims	13,441
Prepaid expenses	24,701

TOTAL ASSETS	20,132,277

LIABILITIES
Accrued investment management fees	12,033
Accrued 12b-1 fees	20,004
Accrued administration, accounting and transfer agent fees	3,042
Other accrued expenses	643

TOTAL LIABILITIES	35,722

NET ASSETS	$20,096,555

Net Assets Consist of:
Paid-in-capital applicable to 1,477,165 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$15,726,792
Accumulated undistributed net investment income (loss)	65,229
Accumulated net realized gain (loss) on investments	380,105
Net unrealized appreciation (depreciation) of investments	3,924,429

Net Assets	$20,096,555

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A
($11,665,280 / 848,451 shares outstanding)	$13.75

MAXIMUM OFFERING PRICE PER SHARE INCLUDING SALES
CHARGE OF 5.75% ($13.75 /.9425)	$14.59

Class C
($8,431,275 / 628,714 shares outstanding)	$13.41

REDEMPTION PRICE PER SHARE INCLUDING CDSC FEE OF
1% ($13.41 x .99)	$13.28

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
Year ended September 30, 2015

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $2,806)	$505,556
Interest	12,753

Total investment income	518,309

EXPENSES
Investment management fees (Note 2)	218,559
12b-1 fees (Note 2)
Class A	32,612
Class C	88,112
Recordkeeping and administrative services (Note 2)	30,000
Accounting fees (Note 2)	25,000
Custody fees	3,756
Transfer agent fees (Note 2)	18,000
Professional fees	36,038
Filing and registration fees	8,500
Trustee fees	3,416
Compliance fees	6,417
Shareholder servicing and reports	10,712
Other	20,000

Total expenses	501,122
Fee waivers and reimbursed expenses (Note 2)	(52,559)

Net expenses	448,563

Net investment income (loss)	69,746

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	473,223
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(2,026,836)

Net realized and unrealized gain (loss) on investments	(1,553,613)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,483,867)

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	September 30, 2015	September 30, 2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$69,746	$87,162
Net realized gain (loss) on investments	473,223	205,494
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(2,026,836)	2,827,664

Increase (decrease) in net assets from operations	(1,483,867)	3,120,320

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(87,572)	–
Class C	(4,107)	–
Net realized gain
Class A	(178,731)	(246,518)
Class C	(119,854)	(124,434)

Decrease in net assets from distributions	(390,264)	(370,952)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	1,100,245	1,270,226
Class C	1,270,399	2,095,267
Distributions reinvested
Class A	230,219	214,669
Class C	99,987	104,992
Shares redeemed
Class A	(1,501,419)	(1,765,423)
Class C	(582,607)	(7,516)

Increase (decrease) in net assets from
capital stock transactions	616,824	1,912,215

NET ASSETS
Increase (decrease) during year	(1,257,307)	4,661,583
Beginning of year	21,353,862	16,692,279

End of year (including accumulated
undistributed net investment income (loss)
of $65,229 and $87,162, respectively)	$20,096,555	$21,353,862

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

	Year ended September 30,

							Period
							December 29, 2010*
							through
	2015	2014	2013		2012		September 30, 2011

Net asset value, beginning of period	$15.04	$12.95	$10.44		$8.54		$10.00

Investment activities
Net investment income (loss)(1)	0.09	0.10	0.06		0.07		–	(A)
Net realized and unrealized gain (loss) on investments	(1.08)	2.27	2.53		1.84		(1.46)

Total from investment activities	(0.99)	2.37	2.59		1.91		(1.46)

Distributions
Net investment income	(0.10)	–	(0.08)		(0.01)		–
Net realized gain	(0.20)	(0.28)	–	(A)	–	(A)	–

Total distributions	(0.30)	(0.28)	(0.08)		(0.01)		–

Net asset value, end of period	$13.75	$15.04	$12.95		$10.44		$8.54

Total Return	(6.70% )	18.45%	$24.92%		22.38%		(14.60%	)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.99%	2.10%	2.43%		2.87%		5.32%	***
Expenses, net of fee waivers and reimbursements	1.75%	1.75%	1.75%		1.75%		1.75%	***
Net investment income (loss)	0.62%	0.71%	0.50%		0.66%		(0.04%	)***
Portfolio turnover rate	11.11%	6.90%	10.43%		3.86%		0.53%	**
Net assets, end of period (000’s)	$11,665	$12,932	$11,358		$8,531		$4,825

(1) Per share amounts calculated using the average share method.
* Commencement of operations
** Not annualized
*** Annualized
(A) Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C

	Year ended

							Period
							April 14, 2011*
							through
	2015	2014	2013		2012		September 30, 2011

Net asset value, beginning of period	$14.69	$12.75	$10.33		$8.51		$10.23

Investment activities
Net investment income (loss)(1)	(0.02)	(0.01)	(0.03)		(0.01)		(0.03)
Net realized and unrealized gain (loss) on investments	(1.05)	2.23	2.51		1.83		(1.69)

Total from investment activities	(1.07)	2.22	2.48		1.82		(1.72)

Distributions
Net investment income	(0.01)	–	(0.06)		–		–
Net realized gain	(0.20)	(0.28)	–	(A)	–	(A)	–

Total distributions	(0.21)	(0.28)	(0.06)		–		–

Net asset value, end of period	$13.41	$14.69	$12.75		$10.33		$8.51

Total Return	(7.39% )	17.55%	24.10%		21.41%		(16.81%	)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.74%	2.85%	3.18%		3.62%		5.26%	***
Expenses, net of fee waivers and reimbursements	2.50%	2.50%	2.50%		2.50%		2.50%	***
Net investment income (loss)	(0.13% )	(0.04% )	(0.25%	)	(0.09%	)	(0.69%	)***
Portfolio turnover rate	11.11%	6.90%	10.43%		3.86%		0.53%	**
Net assets, end of period (000’s)	$8,431	$8,422	$5,334		$3,012		$1,166

(1) Per share amounts calculated using the average share method.
* Commencement of operations
** Not annualized
*** Annualized
(A) Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2015

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a series of the World Funds Trust (“WFT” or “Trust”). which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations December 29, 2010. The Fund currently offers Class A and Class C shares.

The Fund seeks to achieve long-term capital appreciation by investing primarily in the securities of large cap U. S. companies. The Fund defines a large-cap company as one whose market cap is $5 billion or greater at the time of purchase. Equity securities consist of common stock, depositary receipts, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), Exchange-Traded Funds (“ETFs”) and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges (including ETFs and warrants) or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015

changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stock	$18,328,599	$–	$–	$18,328,599
Warrants	1,650,281	–	–	1,650,281
Money Market Fund	86,331	–	–	86,331

	$20,065,211	$–	$–	$20,065,211

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the year ended September 30, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended September 30, 2015.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Fund the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for each of the open fiscal tax years (2012-2014) or expected to be taken in the Fund’s fiscal 2015 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended September 30, 2015, there were no such reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers two classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 1% on the proceeds of Class C shares redeemed within 1 year of purchase.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective March 31, 2011, the Fund’s shareholders approved an Investment Advisory Agreement between Union Street Partners, LLC (“USP”) and the Fund and also an investment sub-advisory agreement between USP and McGinn Investment Management, Inc. (“McGinn”). McGinn and USP are affiliated investment advisors. Mr. Bernard F. McGinn, the Fund’s portfolio manager, is a majority shareholder of McGinn and McGinn owns 50% of USP.

Pursuant to the Investment Advisory Agreement, USP provides investment advisory services for an annual fee of 1.00% of average daily net assets. USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015

responsible for the day-to-day decision making with respect to the Fund’s investment program. McGinn, with USP’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund. For the year ended September 30, 2015, USP earned $218,559 and waived $52,559 in advisory fees pursuant to an expense limitation arrangement as described below.

In the interest of limiting the operating expenses of the Fund, USP, under its current expense limitation agreement, has contractually agreed to waive or limit its fees and to assume other operating expenses until January 31, 2016 so that the ratio of total annual operating expenses is limited to 1.50% of the Fund’s average net assets. The limit does not apply to interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The Advisor may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Advisor incurred the expense. The total amount of recoverable reimbursements as of September 30, 2015 was $218,111 which expires as follows:

September 30, 2016	$96,024
September 30, 2017	69,528
September 30, 2018	52,559

$218,111

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% and 1.00% per annum on the Fund’s Class A and Class C average daily net assets, respectively. For the year ended September 30, 2015, there were $32,612 and $88,112 of 12b-1 fees incurred by Class A and Class C shares, respectively.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended September 30, 2015, FDCC received $1,322 of underwriting fees from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 2% for certain Fund share redemptions occurring within 360 days of purchase on Class A shares if those shares were purchased without paying a front-end sales load and 1% CDSC on

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015

redemptions within one year of purchase on Class C shares. During the year ended September 30, 2015, FDCC received $3,985 of CDSC fees. Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and Blue-Sky filing services. CSS earned $30,000 for its services for the year ended September 30, 2015. Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $18,000 for its services for the year ended September 30, 2015. Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent. CFA earned $25,000 for its accounting services for the year ended September 30, 2015. See Note 6.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA, and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended September 30, 2015 aggregated $4,191,660 and $2,207,021, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended September 30, 2015 and the year ended September 30, 2014 was as follows:

	Year ended	Year ended
	September 30, 2015	September 30, 2014

Distributions paid from:
Ordinary income	$91,679	$14,516
Realized gains	298,585	356,436

	$390,264	$370,952

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015

As of September 30, 2015, the components of distributable earnings on a tax basis were as follows:

Year ended
September 30, 2015

Accumulated net investment income (loss)	$65,229
Accumulated net realized gain (loss)	390,587
Unrealized appreciation (depreciation)	3,913,947

$4,369,763

Cost of securities for Federal Income tax purposes is $16,151,264 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,711,680
Gross unrealized depreciation	(797,733)

Net unrealized appreciation	$3,913,947

The difference between the Federal Income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. The “book/tax” differences are temporary in nature and are due to the tax deferral of post October losses and losses on wash sales. For the year ended September 30, 2015, the Fund intends to defer $10,466 of post October losses for Federal tax purposes.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Class A Shares		Class C Shares
	Year ended		Year ended
	September 30, 2015		September 30, 2015

	Shares	Value	Shares	Value

Shares purchased	74,520	$1,100,245	88,740	$1,270,399
Shares Reinvested	15,524	230,219	6,872	99,987
Shares redeemed	(101,607)	(1,501,419)	(40,225)	(582,607)

Net increase (decrease)	(11,563)	$(170,955)	55,387	$787,779

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
September 30, 2015

	Class A Shares		Class C Shares
	Year ended		Year ended
	September 30, 2014		September 30, 2014

	Shares	Value	Shares	Value

Shares purchased	88,687	$1,270,226	148,041	$2,095,267
Shares reinvested	15,192	214,669	7,564	104,992
Shares redeemed	(120,644)	(1,765,423)	(510)	(7,516)

Net increase (decrease)	(16,765)	$(280,528)	155,095	$2,192,743

NOTE 6 – SUBSEQUENT EVENTS

Effective December 1, 2015, the services provided by certain service providers for the Fund will be transferred to an affiliated service provider such that the primary operational services are provided by one entity. Currently, a group of affiliated companies, Commonwealth Fund Services, Inc., Commonwealth Shareholder Services, Inc. and Commonwealth Fund Accounting, Inc. provides transfer agency services, administrative services and fund accounting services, respectively. Due to an internal restructuring within the overall organization, all services will now be consolidated and provided by a single company – Commonwealth Fund Services, Inc.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Union Street Partners Value Fund and
Board of Trustees of World Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Union Street Partners Value Fund (the “Fund”), a series of World Funds Trust, as of September 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Union Street Partners Value Fund as of September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
November 24, 2015

cohenfund.com

COHEN FUND AUDIT SERVICES, LTD. | CLEVELAND | MILWAUKEE | 216.649.1700

Registered with the Public Company Accounting Oversight Board.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment advisor and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

INTERESTED TRUSTEES
Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III* 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 70	Trustee	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc. (“CFS”), the Trust’s Administrator, Transfer Agent and Pricing Agent, since 1993; and President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter, since 1985. Mr. Pasco is a certified public accountant.	16	American Growth Fund, Inc.; World Funds, Inc.

* Mr. Pasco would be an “interested trustee”, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFS and FDCC.

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust” ) (unaudited)

NON-INTERESTED TRUSTEES
Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 60	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since June 2013; Virginia Commonwealth University, Professor of Education from 1989 to 2013.	16	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 57	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008; Accountant, Wildes, Stevens & Brackens & Co., accounting firm, from 2007 to 2008; Accountant, Martin, Dolan & Holton, Ltd., accounting firm, from 1997 to 2007.	16	None
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 79	Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present; and Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) 2003 to 2008.	16	Independent Trustee of Gardner Lewis Investment Trust for the two series of that trust; Leeward Investment Trust for the two series of that trust; Hillman Capital Management

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Investment Trust for the one series of that trust; and Starboard Investment Trust for the 28 series of that trust; (all registered investment companies).

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 51	Treasurer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Companies, since 2003	N/A	N/A
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Companies, October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (THE “TRUST”) (unaudited)

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Ann MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 60	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting Commonwealth Companies, 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010.	N/A	N/A
Cynthia D. Baughman 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Assistant Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), July 2011 to present; Associate, Investment Law Group, LLP (law firm) (May 2009 – June 2011); Associate, Dechert, LLP (law firm) (Oct. 1999 – Feb. 2009).	N/A	N/A
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 53	Assistant Secretary	Indefinite, Since May 2015	Managing Director, Corporate Operations, Commonwealth Companies, since 2015, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (THE “TRUST”) (unaudited)

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within one year of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1)) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, April 1, 2015, and held for the six months ended September 30, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

UNION STREET PARTNERS VALUE FUND – continued
FUND EXPENSES (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Six months April 1, 2015 through September 30, 2015
Actual	$1,000	$ 938.57	$8.50
Hypothetical (5% return before expenses)	$1,000	$1,016.25	$8.85

Class C Shares	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Six months April 1, 2015 through September 30, 2015
Actual	$1,000	$ 935.15	$12.13
Hypothetical (5% return before expenses)	$1,000	$1,012.50	$12.61

* Expenses are equal to the Fund’s annualized expense ratio of 1.75% and 2.50% multiplied by the average account value for the six months, multiplied by 183 in the most recent fiscal half year for Class A and Class C, respectively, divided by 365 days in the current year.

Investment Adviser:

Union Street Partners, LLC
1421 Prince Street, Suite 200
Alexandria, Virginia 22314

Investment Sub-Adviser:

McGinn Investment Management, Inc.
277 South Washington Street, Suite 340
Alexandria, Virginia 22314

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550 Toll Free.

ITEM 2.          CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,500 for 2015 and $14,500 for 2014.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2015 and $0 for 2014.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2015 and $2,500 for 2014.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2015 and $0 for 2014.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Union Street Partners Value Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)                    NA

(c)                    0%

(d)                    NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2015 and $0 for 2014.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.          SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.          CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: December 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: December 8, 2015

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: December 8, 2015

* Print the name and title of each signing officer under his or her signature.